Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Taxes
Schedule of reconciliation of income tax

	December 31, 2021	December 31, 2020	December 31, 2019
Loss before tax	15,351,914	12,858,599	14,780,604
Tax calculated at a tax rate of 13.99% (2019: 23.40%)	2,147,733	1,798,918	3,458,661
Effect of different tax rates in USA and France	5,398	11,046	926
Deductible expenses charged against equity / deferred costs for issuance of shares	382,829	78,164	39,876
Sale of treasury shares by a subsidiary, recognized as financial income in standalone financial statements	(8,556)	(71,285)	(16,161)
Expenses not deductible for tax purposes	(145,195)	(160,729)	(418,356)
Temporary differences	(954)	(2,515)	(140)
Total tax losses not recognized as deferred tax asset	(2,381,255)	(1,653,599)	(3,064,806)
Income tax expense	—	—	—

Schedule of tax losses carry forwards

	December 31, 2021	December 31, 2020	December 31, 2019
2020	—	—	15,982,220
2021	—	1,224,210	1,224,210
2022	3,540,541	3,540,541	3,540,541
2023	141,425,567	141,425,567	141,425,567
2024	290,949	290,949	290,949
2025	3,586,490	3,586,490	3,586,490
2026	23,467,840	23,467,858	23,467,858
2027	9,831,196	9,834,674	—
2028	24,391,568	—	—
Total unrecorded tax losses carry forwards	206,534,151	183,370,289	189,517,835